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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through April 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                               -------------------
                                   HIGH YIELD
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/07


                               [Logo]PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              15

Schedule of Investments                                                      17

Financial Statements                                                         29

Notes to Financial Statements                                                39

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      48

Trustees, Officers and Service Providers                                     54

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. Those were particularly useful guides during the past year, as U.S. and global stock and bond markets grew strongly during the period.

The markets were supported by relatively low short-term interest rates and generally strong economies around the globe. The U.S. stock market, as measured by the Standard & Poor's 500 Stock Index, gained approximately 15% over the twelve months ending April 30, 2007. European and Emerging Markets equities performed even better, with MSCI's indexes of those regions rising approximately 27% and 18%, respectively. The U.S. bond market, despite growing concerns about the health of the U.S. mortgage industry, gained roughly 8%, as measured by the Lehman Brothers Aggregate Bond Index. The High Yield market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned approximately 12%.

The climate for investors continues to appear generally positive. While still strong, the U.S. economy has slowed. That was due in large part to a slowdown in new home construction and, in part, to the lagging effects of rising energy and commodity prices and rising short-term interest rates. This was also due, in part, to the natural maturation of the cyclical expansion as U.S. factories approach full utilization and the labor markets approach full employment.

We have enjoyed a cyclical recovery with strong economic growth, and although U.S. economic growth has slowed, we believe it will continue to grow, albeit at a slower rate. The Federal Reserve Board has indicated a reduced likelihood of future rate hikes, but continues to highlight its commitment to keeping inflationary pressures contained. This is in keeping with "best practices" among the world's central banks: low and stable inflation is believed to be the best backdrop for stable economic growth and low average unemployment.

In Europe, healthy labor markets are supporting growing consumption and solid GDP growth, helped by productivity gains and a positive operating environment for European companies that are finding strong export markets for their goods and services around the globe. European inflationary pressures appear to be largely under control, with the European Central bank remaining strongly vigilant. Japanese

Letter

economic growth continues to make progress, and the country has become a more attractive market as deflationary problems recede. Economic growth in emerging market countries remains faster than in the developed world as they continue to "catch up," led by China, which continues its rise as a world economic power.

While the economic outlook appears generally favorable for investors, sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage shareholders to work closely with their financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07
--------------------------------------------------------------------------------

A strong macroeconomic backdrop and stable Federal Reserve Board monetary policy were among the factors that drove solid returns for high-yield bonds during the six months ended April 30, 2007. Below, portfolio managers Andrew Feltus and Tracy Wright explain how Pioneer High Yield Fund was able to outperform the high-yield market during the past six months.

Q:   How did the Fund perform?

A: It did well. For the six months ended April 30, 2007, the Fund had a total return based on net asset value of 8.56% for the Fund's Class A shares. The return outperformed the Merrill Lynch High Yield Master II Index and the average of 474 High Current Yield Funds tracked by Lipper Inc. - which returned 6.91% and 6.61%, respectively - and was roughly in line with the 8.18% return of the Merrill Lynch Index of Convertible Bonds (Speculative Quality) Index.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like for high-yield bonds during the period?

A: It was very positive. Although growth in gross domestic product (GDP) was somewhat weak in the first quarter due to excess inventories and a correction in the housing market, key underlying economic indicators - including corporate profits and industrial production, as well as job and wage growth - posted strong gains. Additionally, the Federal Reserve Board kept short-term interest rates unchanged, and the newly elected, Democratically controlled Congress focused its attention on Iraq, not economic policy. Against such a backdrop, assets carrying higher risk outperformed more conservative investments, with stocks enjoying strong gains. Convertible securities - whose prices move very closely with those of their issuing firms' underlying equities - joined the rally,

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     outperforming high-yield bonds, which nevertheless posted solid gains because they also are influenced by the performance of the stock market.

Q: What factors helped the Fund outperform the Merrill Lynch High Yield Master II Index?

A: The Fund's equity holdings and equity-linked exposure - including convertible preferred stock and convertible bonds - were the main drivers of its outperformance of the Merrill Lynch High Yield Master II Index, which is made up exclusively of high-yield bonds. It's important to note that the Fund's allocation to high-yield bonds also outperformed this index, largely due to our overweighting in cyclical industries - meaning those that are economically sensitive - including chemicals, paper/packaging and industrial machinery.

Q:   What strategy did you pursue during the period?

A: It remained consistent from previous periods. Our sector allocations remained relatively consistent, as we maintained a focus on economically sensitive areas based on our contention that, barring some unforeseen shock to the system, economic conditions should remain favorable for corporate America. Also of note, during the period we reduced the Fund's equity holdings, looking to lock in the profits they had earned, allocating the proceeds of these sales into high-yield bonds and adding to our stake in convertible securities.

Q: Which Fund holdings contributed most to relative performance during the past six months? Which detracted?

A: There are three top performers that we'd like to highlight. First, our investments in the equity and high-yield bonds of California oil refiner Tesoro Petroleum posted strong gains, particularly the stock position. California's strict environmental regulations restrict Tesoro's competition. With no new refining capacity on the horizon, Tesoro's profit margins continued to improve. The Fund's position in the convertible bonds of metals and mining firm Freeport McMoRan rose in concert with the firm's stock price, which rebounded from depressed levels. The market looked favorably on Freeport's acquisition of Phelps Dodge, feeling that the purchase would help diversify the business geographically and in terms of

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/07                            (continued)
--------------------------------------------------------------------------------

     product mix, helping to position the company for a credit-rating upgrade. Lastly, the bonds and convertible securities of diversified chemical company Millennium Chemical rebounded from low levels due to strong demand that led to positive earnings surprises.

     Disappointing performance came from the Fund's long-term holding of Vertex Pharmaceuticals' common stock. The company suffered from worries about the outcome of trials for its new hepatitis drug, telaprevir. We maintained the Fund's significant position in the stock during the reporting period, believing that it still offers opportunity over the long term. Other laggards were generally very small positions that detracted only minimally from overall performance. These holdings included Barrick Gold and Coeur d'Alene Mines, both of which suffered from volatility in the global gold market.

Q:   What is your outlook?

A: Economies that are performing well don't often "die a natural death" - they typically are killed by policy change. The positive backdrop for corporations could change if Fed monetary policy constrains growth. At period end, it appeared the market expected to see a much slower economy and improvement in corporate profits than we did. From our point of view, we believe fundamentals in the stock market remain solid at a time when we find equities to be more attractively valued compared with high-yield bonds. The current tight valuations of high-yield bonds constrain their capital appreciation potential and limit their attractiveness. Therefore, we anticipate that we will continue to invest in common stocks and convertible securities issued by companies in the high-yield market, which we believe offer better potential for capital gains, as well as, look for bonds that offer attractive returns relative to their risks.

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in the income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                    56.5%
U.S. Common Stocks                                                      16.4%
Convertible Corporate Bonds                                             14.3%
Convertible Preferred Stocks                                             7.3%
Temporary Cash Investments                                               4.4%
Senior Secured Floating Rate Loan Interests                              0.7%
U.S. Preferred Stock                                                     0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Materials                                                               29.9%
Industrials                                                             14.8%
Financials                                                              12.3%
Health Care                                                             11.4%
Consumer Discretionary                                                   9.9%
Utilities                                                                9.8%
Energy                                                                   7.0%
Information Technology                                                   4.9%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term securities; based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

BBB                                                                      1.8%
BB                                                                      35.5%
B                                                                       47.3%
CCC & Lower                                                              1.0%
Not Rated                                                               10.8%
Cash Equivalents                                                         3.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.    Freeport-McMoRan Copper & Gold, Inc., 5.5%, 12/31/49            4.78%
 2.    Interpublic Group, Inc., 7.25%, 8/15/11                         3.37
 3.    DRS Technologies, Inc., 6.875%, 11/1/13                         3.29
 4.    Valeant Pharmaceuticals, 7.0%, 12/15/11                         2.84
 5.    Tesoro Corp., 6.625%, 11/1/15                                   2.79
 6.    Millennium Chemicals, Inc., 4.0%, 11/15/23                      2.74
 7.    Interpublic Group Co., 4.25%, 3/15/23 (144A)                    2.70
 8.    Forest City Enterprises, 7.625%, 6/1/15                         2.49
 9.    Bowater, Inc., 6.5%, 6/15/13                                    2.30
10.    Mueller Industries, Inc., 6.0%, 11/1/14                         2.18

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class          4/30/07       10/31/06
-------        ---------     ----------
   A            $11.30         $11.13
   B            $11.35         $11.18
   C            $11.46         $11.28
   R            $12.51         $12.28
   Y            $11.28         $11.11

 Class         12/10/06       10/31/06
-------        --------     -----------
Investor        $10.90         $11.12

Distributions Per Share
--------------------------------------------------------------------------------

                       11/1/06 - 4/30/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A         $0.2560         $0.0256         $0.4616
   B         $0.2168         $0.0256         $0.4616
   C         $0.2199         $0.0256         $0.4616
   R         $0.2800         $0.0256         $0.4616
   Y         $0.2713         $0.0256         $0.4616

  Class            11/1/06 - 12/10/06
---------   -----------------------------------
Investor     $0.0900      $0.0256      $0.4616

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expense or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10-14.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch
(ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2007)
                                           Net             Public
                                       Asset Value        Offering
Period                                    (NAV)          Price (POP)
Life-of-Class
(2/12/98)                                 10.80%           10.25%
5 Years                                    9.93             8.93
1 Year                                    11.99             6.97
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)
                                          Gross             Net
                                           1.10%            1.10%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   ML Index of
                                   Convertible
       Pioneer      ML High        Bonds
       High Yield   Yield Master   (Speculative
       Fund         II Index       Quality)
2/98   $ 9545       $10000         $10000
         9839        10141          10360
4/99     9488        10468          11591
        12068        10180          15250
4/01    13849        10246          11651
        15122        10604          11262
4/03    16122        11410          12329
        19004        13092          15340
4/05    19438        13942          14995
        21678        15209          17645
4/07    24278        17089          20052

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 4.5% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2007)
                                           If           If
Period                                    Held       Redeemed
Life-of-Class
(2/12/98)                                10.03%       10.03%
5 Years                                   9.11         9.11
1 Year                                   11.25         7.25
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)
                                         Gross         Net
                                          1.83%        1.83%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   ML Index of
                                   Convertible
       Pioneer      ML High        Bonds
       High Yield   Yield Master   (Speculative
       Fund         II Index       Quality)
2/98   $10000       $10000         $10000
        10287        10141          10360
4/99     9848        10468          11591
        12464        10180          15250
4/01    14223        10246          11651
        15422        10604          11262
4/03    16310        11410          12329
        19084        13092          15340
4/05    19372        13942          14995
        21438        15209          17645
4/07    23850        17089          20052

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2007)
                                           If           If
Period                                    Held       Redeemed
Life-of-Class
(2/12/98)                                10.13%       10.13%
5 Years                                   9.13         9.13
1 Year                                   11.21        11.21
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)
                                         Gross          Net
                                          1.81%        1.81%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   ML Index of
                                   Convertible
       Pioneer      ML High        Bonds
       High Yield   Yield Master   (Speculative
       Fund         II Index       Quality)
2/98   $10000       $10000         $10000
        10287        10141          10360
4/99     9848        10468          11591
        12623        10180          15250
4/01    14347        10246          11651
        15544        10604          11262
4/03    16460        11410          12329
        19252        13092          15340
4/05    19537        13942          14995
        21632        15209          17645
4/07    24056        17089          20052

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                      CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2007)
                                             If           If
Period                                      Held       Redeemed
Life-of-Class
(2/12/98)                                  10.40%       10.40%
5 Years                                     9.67         9.67
1 Year                                     11.63        11.63
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)
                                            Gross         Net
                                            1.45%        1.45%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   ML Index of
                                   Convertible
       Pioneer      ML High        Bonds
       High Yield   Yield Master   (Speculative
       Fund         II Index       Quality)
2/98   $10000       $10000         $10000
        10298        10141          10360
4/99     9881        10468          11591
        12505        10180          15250
4/01    14280        10246          11651
        15515        10604          11262
4/03    16463        11410          12329
        19458        13092          15340
4/05    19823        13942          14995
        22050        15209          17645
4/07    24612        17089          20052

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on February 12, 1998 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after February 12, 1998, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class R shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been restated to reflect the higher distribution and service fees of Class R shares. This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/07                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of April 30, 2007)
                                              If           If
Period                                       Held       Redeemed
Life-of-Class
(2/12/98)                                    11.03%      11.03%
5 Years                                      10.31       10.31
1 Year                                       12.48       12.48
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)
                                              Gross        Net
                                              0.68%       0.68%

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                   ML Index of
                                   Convertible
       Pioneer      ML High        Bonds
       High Yield   Yield Master   (Speculative
       Fund         II Index       Quality)
2/98   $10000       $10000         $10000
        10307        10141          10360
4/99     9967        10468          11591
        12665        10180          15250
4/01    14516        10246          11651
        15883        10604          11262
4/03    17000        11410          12329
        20056        13092          15340
4/05    20583        13942          14995
        23062        15209          17645
4/07    25942        17089          20052

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class Y shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has not been restated to reflect any differences in expenses.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 4/30/07
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from November 1, 2006 through April 30, 2007.**

Share Class             A            B            C         Investor        R            Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 11/1/06

Ending Account      $1,085.60    $1,081.40    $1,081.80    $1,029.80    $1,083.80    $1,088.10
Value (after
expenses)
On 4/30/07**

Expenses Paid       $    5.74    $    9.60    $    9.55    $    1.02    $    6.87    $    3.83
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.86%, 1.85%, 0.92%, 1.33% and 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period) (40/365 for Investor Class shares).

**   12/10/06 for Investor Class shares.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES 4/30/07                            (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from November 1, 2006 through April 30, 2007.**

Share Class             A            B            C         Investor        R            Y
----------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 11/1/06

Ending Account      $1,019.29    $1,015.57    $1,015.62    $1,004.47    $1,018.20    $1,021.12
Value (after
expenses)
On 4/30/07**

Expenses Paid       $    5.56    $    9.30    $    9.25    $    1.01    $    6.66    $    3.71
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.86%, 1.85%, 0.92%, 1.33% and 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period) (40/365 for Investor Class shares).

**   12/10/06 for Investor Class shares.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                          Value
              CONVERTIBLE PREFERRED STOCK - 7.3%
              Materials - 4.9%
              Diversified Metals & Mining - 4.9%
   134,215    Freeport-McMoRan Copper & Gold,
                5.5%, 12/31/49                             $  205,969,694
   140,000    Freeport-McMoRan Copper & Gold,
                6.75%, 5/1/10                                  15,137,500
                                                           --------------
                                                           $  221,107,194
                                                           --------------
              Paper Packaging - 0.0%
     7,500    Smurfit-Stone Container, 7.0%, 2/15/12       $      176,250
                                                           --------------
              Total Materials                              $  221,283,444
                                                           --------------
              Media - 0.5%
              Broadcasting & Cable Television - 0.5%
    76,200    General Cable Corp., 5.75%, 11/24/13         $   21,878,925
                                                           --------------
              Total Media                                  $   21,878,925
                                                           --------------
              Banks - 0.8%
              Thrifts & Mortgage Finance - 0.8%
   726,432    Sovereign Cap Trust IV, 4.375%, 3/1/34       $   35,685,972
                                                           --------------
              Total Banks                                  $   35,685,972
                                                           --------------
              Utilities - 1.1%
              Gas Utilities - 0.3%
    60,000    Semco Energy, Inc., 5.0%, 2/20/15 (144A)     $   13,380,000
                                                           --------------
              Multi-Utilities - 0.8%
   375,900    CMS Energy Corp., 4.5%, 12/31/49             $   36,274,350
                                                           --------------
              Total Utilities                              $   49,654,350
                                                           --------------
              TOTAL CONVERTIBLE PREFERRED STOCK
                (Cost $218,256,070)                        $  328,502,691
                                                           --------------

 Principal
Amount ($)
               CONVERTIBLE CORPORATE BONDS - 14.5%
               Energy - 0.6%
               Oil & Gas Exploration & Production - 0.6%
25,770,000     McMoran Exploration, 6.0%, 7/2/08+          $   28,765,763
                                                           --------------
               Total Energy                                $   28,765,763
                                                           --------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                                 Value
               Materials - 3.5%
               Commodity Chemicals - 2.6%
49,090,000     Millennium Chemicals, Inc., 4.0%, 11/15/23 (b)     $  118,000,088
                                                                  --------------
               Gold - 0.9%
44,600,000     Coeur D'Alene Mines Corp., 1.25%, 1/15/24          $   40,864,750
                                                                  --------------
               Total Materials                                    $  158,864,838
                                                                  --------------
               Capital Goods - 2.5%
               Aerospace & Defense - 0.3%
10,500,000     EDO Corp., 4.0%, 11/15/25                          $   10,880,625
                                                                  --------------
               Construction & Farm Machinery & Heavy Trucks - 0.7%
31,350,000     Wabash National Corp., 3.25%, 8/1/08+              $   31,506,750
                                                                  --------------
               Electrical Component & Equipment - 1.5%
94,942,000     Roper Industries, Inc., 1.4813%, 1/15/34           $   67,764,853
                                                                  --------------
               Total Capital Goods                                $  110,152,228
                                                                  --------------
               Media - 2.6%
               Advertising - 2.6%
92,844,000     Interpublic Group Co., 4.25%, 3/15/23 (144A)       $  116,287,110
                                                                  --------------
               Total Media                                        $  116,287,110
                                                                  --------------
               Retailing - 0.9%
               Automotive Retail - 0.9%
39,982,000     Sonic Automotive, Inc., 5.25%, 5/7/09              $   39,232,338
                                                                  --------------
               Total Retailing                                    $   39,232,338
                                                                  --------------
               Health Care Equipment & Services - 0.7%
               Health Care Equipment - 0.7%
36,200,000     Epix Medical, 3.0%, 6/15/24 (144A)                 $   30,046,000
                                                                  --------------
               Total Health Care Equipment & Services             $   30,046,000
                                                                  --------------
               Pharmaceuticals & Biotechnology - 1.4%
               Biotechnology - 1.0%
15,400,000     Biomarin Pharmaceuticals, 1.875%, 4/23/17          $   15,342,250
 7,500,000     Human Genome, 2.25%, 8/15/12                            6,750,000
24,535,000     Mannkind Corp., 3.75%, 12/15/13                        24,044,300
                                                                  --------------
                                                                  $   46,136,550
                                                                  --------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                    Value
               Life Sciences Tools & Services - 0.4%
15,560,000     Diversa Corp., 5.5%, 4/1/27 (144A)                    $   16,979,850
                                                                     --------------
               Total Pharmaceuticals & Biotechnology                 $   63,116,400
                                                                     --------------
               Real Estate - 1.4%
               Office Real Estate Investment Trusts - 0.4%
17,600,000     Alexandria Real, 3.7%, 1/15/27 (144A)                 $   18,326,000
                                                                     --------------
               Retail Real Estate Investment Trusts - 1.0%
44,550,000     General Growth Properties, 3.98%,
                 4/15/27 (144A)                                      $   43,491,935
                                                                     --------------
               Total Real Estate                                     $   61,817,935
                                                                     --------------
               Software & Services - 0.1%
               Systems Software - 0.1%
 2,730,000     Macrovision Corp., 2.625%, 8/15/11                    $    3,013,238
                                                                     --------------
               Total Software & Services                             $    3,013,238
                                                                     --------------
               Technology Hardware & Equipment - 0.8%
               Computer Storage & Peripherals - 0.2%
 6,400,000     Maxtor Corp., 6.8%, 4/30/10                           $    6,968,000
                                                                     --------------
               Electronic Equipment & Instruments - 0.5%
16,800,000     Newport Corp., 2.5%, 2/15/12 (144A)                   $   15,771,000
 8,000,000     Vishay Intertechnology, 3.625%, 8/1/23                     8,230,000
                                                                     --------------
                                                                     $   24,001,000
                                                                     --------------
               Technology Distributors - 0.1%
 3,250,000     Anixter International, Inc., 1.0%, 2/15/13 (144A)     $    4,042,188
                                                                     --------------
               Total Technology Hardware & Equipment                 $   35,011,188
                                                                     --------------
               TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost $586,310,665)                                 $  646,307,038
                                                                     --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
              PREFERRED STOCK - 0.4%
              Real Estate - 0.4%
              Real Estate Management & Development - 0.4%
  667,700     Forest City Enterprises, 7.375%, 2/1/34     $   16,992,965
                                                          --------------
              Total Real Estate                           $   16,992,965
                                                          --------------
              TOTAL PREFERRED STOCK
                (Cost $17,060,964)                        $   16,992,965
                                                          --------------
              COMMON STOCKS - 16.5%
              Energy - 1.2%
              Oil & Gas Refining & Marketing - 1.0%
  363,700     Tesoro Petroleum Corp.                      $   44,080,440
                                                          --------------
              Oil & Gas Storage & Transportation - 0.2%
   86,400     Kinder Morgan, Inc.                         $    9,206,784
                                                          --------------
              Total Energy                                $   53,287,224
                                                          --------------
              Materials - 3.1%
              Construction Materials - 1.4%
  804,094     Texas Industries, Inc. (b)                  $   61,247,840
                                                          --------------
              Gold - 0.3%
  405,500     Barrick Gold Corp.                          $   11,398,605
                                                          --------------
              Industrial Gases - 0.6%
  383,600     Air Products & Chemicals, Inc.              $   29,345,400
                                                          --------------
              Paper Products - 0.3%
6,072,600     Abitibi-Consolidated, Inc. (b)              $   15,970,938
                                                          --------------
              Specialty Chemicals - 0.5%
1,042,100     RPM, Inc.                                   $   22,165,467
                                                          --------------
              Total Materials                             $  140,128,250
                                                          --------------
              Capital Goods - 2.5%
              Building Products - 1.0%
1,294,595     Lennox International, Inc.                  $   43,770,257
                                                          --------------
              Electrical Component & Equipment - 1.1%
  890,300     General Cable Corp.*                        $   51,138,832
                                                          --------------
              Industrial Machinery - 0.4%
  297,600     ITT Corp.                                   $   18,989,856
                                                          --------------
              Total Capital Goods                         $  113,898,945
                                                          --------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                         Value
              Health Care Equipment & Services - 0.4%
              Health Care Equipment - 0.4%
  256,100     Beckman Coulter, Inc.                      $   16,085,641
                                                         --------------
              Total Health Care Equipment & Services     $   16,085,641
                                                         --------------
              Pharmaceuticals & Biotechnology - 3.5%
              Biotechnology - 2.2%
  681,800     PDL BioPharma, Inc.*(b)                    $   17,222,268
2,591,539     Vertex Pharmaceuticals, Inc.*                  79,663,909
                                                         --------------
                                                         $   96,886,177
                                                         --------------
              Life Sciences Tools & Services - 1.2%
  268,400     Bio-Rad Laboratories, Inc.*                $   18,994,668
  678,700     Thermo Fisher Scientific, Inc.*                35,333,122
                                                         --------------
                                                         $   54,327,790
                                                         --------------
              Pharmaceuticals - 0.1%
  198,800     Bristol-Myers Squibb Co.                   $    5,737,368
                                                         --------------
              Total Pharmaceuticals & Biotechnology      $  156,951,335
                                                         --------------
              Diversified Financials - 0.3%
              Investment Banking & Brokerage - 0.3%
  214,500     Lazard, Ltd.                               $   11,615,175
                                                         --------------
              Total Diversified Financials               $   11,615,175
                                                         --------------
              Real Estate - 1.9%
              Diversified Real Estate Investment Trusts - 0.3%
  325,100     Liberty Property Trust                     $   15,731,589
                                                         --------------
              Office Real Estate Investment Trusts - 0.5%
  495,300     Mack-Cali Realty Corp.                     $   24,254,841
                                                         --------------
              Retail Real Estate Investment Trusts - 1.1%
  614,133     General Growth Pro TLB SC                  $   39,212,392
  151,400     Saul Centers, Inc.                              7,860,688
                                                         --------------
                                                         $   47,073,080
                                                         --------------
              Total Real Estate                          $   87,059,510
                                                         --------------
              Technology Hardware & Equipment - 0.3%
              Electronic Equipment & Instruments - 0.3%
  439,800     Amphenol Corp.                             $   15,441,378
                                                         --------------
              Total Technology Hardware & Equipment      $   15,441,378
                                                         --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                           Value
                 Semiconductors - 0.1%
                 Semiconductor Equipment - 0.1%
    100,000      FEI Co.*(b)                                 $    3,720,000
                                                             --------------
                 Total Semiconductors                        $    3,720,000
                                                             --------------
                 Utilities - 3.2%
                 Gas Utilities - 1.3%
     59,100      Questar Corp.                               $    5,740,383
  1,752,500      Southern Union Co.                              53,381,150
                                                             --------------
                                                             $   59,121,533
                                                             --------------
                 Independent Power Producer & Energy Traders - 1.5%
    841,700      NRG Energy, Inc.*                           $   66,460,632
                                                             --------------
                 Multi-Utilities - 0.4%
    186,300      Public Service Enterprise Group, Inc.       $   16,105,635
                                                             --------------
                 Total Utilities                             $  141,687,800
                                                             --------------
                 TOTAL COMMON STOCKS
                   (Cost $552,536,727)                       $  739,875,258
                                                             --------------

  Principal
 Amount ($)
                 CORPORATE BONDS - 56.8%
                 Energy - 4.9%
                 Coal & Consumable Fuels - 0.6%
 28,200,000      Massey Energy Co., 6.875%, 12/15/13         $   27,213,000
                                                             --------------
                 Oil & Gas Equipment & Services - 0.9%
 44,059,000      Holly Energy Partners LP, 6.25%, 3/1/15     $   42,296,640
                                                             --------------
                 Oil & Gas Exploration & Production - 0.2%
  9,200,000      Pogo Producing Co., 6.625%, 3/15/15         $    8,993,000
                                                             --------------
                 Oil & Gas Refining & Marketing - 3.2%
  6,415,000      Frontier Oil Corp., 6.625%, 10/1/11         $    6,431,038
 15,250,000      Tesoro Corp., 6.25%, 11/1/12                    15,555,000
117,915,000      Tesoro Corp., 6.625%, 11/1/15                  120,273,300
                                                             --------------
                                                             $  142,259,338
                                                             --------------
                 Total Energy                                $  220,761,978
                                                             --------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                              Value
                Materials - 17.2%
                Aluminum - 1.9%
 79,903,000     Novelis, Inc., 7.25%, 02/15/15                  $   84,197,786
                                                                --------------
                Commodity Chemicals - 5.9%
 51,875,000     Arco Chemical Co., 9.8%, 2/1/20                 $   60,953,125
 63,531,000     Georgia Gulf Corp., 10.75%, 10/15/16 (144A)         63,213,345
 65,339,000     Georgia Gulf Corp., 9.5%, 10/15/14 (144A)           65,339,000
 17,025,000     Nova Chemicals Corp., 7.25%, 8/15/28                17,195,250
 53,500,000     Nova Chemicals Corp., 7.875%, 9/15/25               49,955,625
  9,581,000     Nova Chemicals, Ltd., 6.5%, 1/15/12                  9,197,760
                                                                --------------
                                                                $  265,854,105
                                                                --------------
                Construction Materials - 0.8%
 36,698,000     Texas Industries, Inc., 7.25%, 7/15/13          $   38,028,303
                                                                --------------
                Diversified Metals & Mining - 0.4%
 15,705,000     Freeport-McMoran Copper & Gold,
                  6.875%, 2/1/09                                $   16,195,781
                                                                --------------
                Metal & Glass Containers - 1.2%
 46,600,000     Crown Cork and Seal Co., Inc.,
                  7.375%, 12/15/26                              $   44,736,000
  7,450,000     Greif Brothers Corp., 6.75%, 2/1/17 (144A)           7,580,375
                                                                --------------
                                                                $   52,316,375
                                                                --------------
                Paper Packaging - 0.0%
    250,000     Stone Container Corp., 7.375%, 7/15/14          $      245,625
                                                                --------------
                Paper Products - 5.5%
 15,680,000     Abitibi-Consolidated, Inc., 7.4%, 4/1/18        $   13,328,000
  9,050,000     Abitibi-Consolidated, Inc., 8.55%, 8/1/10            9,231,000
 18,780,000     Abitibi-Consolidated, Inc., 8.85%, 8/1/30           16,620,300
    400,000     Abitibi-Consolidated, Inc., Floating Rate
                  Note, 6/15/11                                        392,000
 45,870,000     Bowater Canada Finance, 7.95%, 11/15/11             44,837,925
109,490,000     Bowater, Inc., 6.5%, 6/15/13                        99,225,313
 30,270,000     Bowater, Inc., 9.375%, 12/15/21                     30,383,513
  9,465,000     Bowater, Inc., 9.5%, 10/15/12                        9,725,288
 23,635,000     Smurfit Capital Funding Plc, 7.5%, 11/20/25         24,225,875
                                                                --------------
                                                                $  247,969,214
                                                                --------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                              Value
                Specialty Chemicals - 1.5%
 63,935,000     Millennium America, Inc., 7.625%, 11/15/26      $   63,135,813
  1,150,000     Millennium America, Inc., 9.25%, 6/15/08             1,190,250
                                                                --------------
                                                                $   64,326,063
                                                                --------------
                Total Materials                                 $  769,133,252
                                                                --------------
                Capital Goods - 9.1%
                Aerospace & Defense - 4.8%
140,588,000     DRS Technologies, Inc., 6.875%, 11/1/13         $  141,993,880
 22,790,000     Esterline Technology, 6.625%, 3/1/17 (144A)         23,017,900
 47,330,000     Esterline Technology, 7.75%, 6/15/13                48,986,550
    440,000     L-3 Communications Corp., 6.375%, 10/15/15             437,800
                                                                --------------
                                                                $  214,436,130
                                                                --------------
                Construction & Farm Machinery & Heavy Trucks - 0.3%
 13,250,000     Greenbrier Co., Inc., 8.375%, 5/15/15           $   13,117,500
                                                                --------------
                Electrical Component & Equipment - 0.2%
  9,850,000     Belden CDT, Inc., 7.0%, 3/15/17 (144A)          $   10,074,009
                                                                --------------
                Industrial Machinery - 3.0%
 24,030,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)       $   25,471,800
 14,723,000     Manitowoc Co., Inc., 10.5%, 8/1/12                  15,643,188
 99,942,760     Mueller Industries, Inc., 6.0%, 11/1/14             93,946,194
                                                                --------------
                                                                $  135,061,182
                                                                --------------
                Trading Companies & Distributors - 0.8%
 35,930,000     Wesco Distribution, Inc., 7.5%, 10/15/17        $   36,828,250
                                                                --------------
                Total Capital Goods                             $  409,517,071
                                                                --------------
                Commercial Services & Supplies - 0.1%
                Diversified Commercial Services - 0.1%
  2,330,000     NCO Group, Inc., Floating Rate Note,
                  11/15/13 (144A)                               $    2,330,000
                                                                --------------
                Total Commercial Services & Supplies            $    2,330,000
                                                                --------------

24    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                               Value
                Automobiles & Components - 1.3%
                Auto Parts & Equipment - 0.9%
 39,910,000     Baldor Electric, 8.625%, 2/15/17                 $   42,603,925
                                                                 --------------
                Tires & Rubber - 0.4%
 16,400,000     Goodyear Tire & Rubber, 7.857%, 8/15/11          $   17,158,500
                                                                 --------------
                Total Automobiles & Components                   $   59,762,425
                                                                 --------------
                Consumer Durables & Apparel - 0.5%
                Footwear - 0.5%
 20,330,000     Brown Shoe Co., Inc., 8.75%, 5/1/12              $   21,549,800
                                                                 --------------
                Total Consumer Durables & Apparel                $   21,549,800
                                                                 --------------
                Media - 3.2%
                Advertising - 3.2%
140,820,000     Interpublic Group, Inc., 7.25%, 8/15/11          $  145,220,625
                                                                 --------------
                Total Media                                      $  145,220,625
                                                                 --------------
                Retailing - 0.5%
                Automotive Retail - 0.5%
 20,805,000     Sonic Automotive, Inc., 8.625%, 8/15/13          $   21,689,213
                                                                 --------------
                Total Retailing                                  $   21,689,213
                                                                 --------------
                Health Care Equipment & Services - 1.8%
                Health Care Equipment - 0.4%
 14,805,000     Bio-Rad Laboratories, Inc., 6.125%, 12/15/14     $   14,360,850
  4,500,000     Bio-Rad Laboratories, Inc., 7.5%, 8/15/13             4,663,125
                                                                 --------------
                                                                 $   19,023,975
                                                                 --------------
                Health Care Supplies - 1.4%
 57,970,000     Inverness Medical Innovation, 8.75%, 2/15/12     $   60,433,725
                                                                 --------------
                Total Health Care Equipment & Services           $   79,457,700
                                                                 --------------
                Pharmaceuticals & Biotechnology - 2.7%
                Pharmaceuticals - 2.7%
126,000,000     Valeant Pharmaceuticals, 7.0%, 12/15/11          $  122,220,000
                                                                 --------------
                Total Pharmaceuticals & Biotechnology            $  122,220,000
                                                                 --------------
                Diversified Financials - 0.1%
                Multi-Sector Holding - 0.1%
  5,000,000     Leucadia National, 7.125%, 3/15/17 (144A)        $    4,975,000
                                                                 --------------
                Total Diversified Financials                     $    4,975,000
                                                                 --------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                                  Value
                 Insurance - 0.1%
                 Reinsurance - 0.1%
  2,700,000      Foundation RE, Ltd., Floating Rate Note,
                   11/24/08 (144A)                                  $    2,597,778
                                                                    --------------
                 Total Insurance                                    $    2,597,778
                                                                    --------------
                 Real Estate - 6.8%
                 Real Estate Management & Development - 4.4%
 93,200,000      Forest City Enterprises, 6.5%, 2/1/17              $   90,753,500
104,745,000      Forest City Enterprises, 7.625%, 6/1/15               107,363,625
                                                                    --------------
                                                                    $  198,117,125
                                                                    --------------
                 Real Estate Investment Trusts - 1.5%
 65,549,000      BF Saul Real Estate Investment Trust,
                   7.5%, 3/1/14                                     $   66,532,232
                                                                    --------------
                 Retail Real Estate Investment Trusts - 0.9%
 39,500,000      Rouse Co. LP, 6.75%, 5/1/13 (144A)                 $   40,324,642
                                                                    --------------
                 Total Real Estate                                  $  304,973,999
                                                                    --------------
                 Technology Hardware & Equipment - 3.4%
                 Communications Equipment - 0.6%
 22,340,000      Corning, Inc., 8.875%, 8/16/21                     $   27,630,090
                                                                    --------------
                 Electronic Equipment & Instruments - 1.4%
 49,040,000      General Cable Corp., 7.125%, 4/1/17 (144A)         $   49,775,600
 13,356,000      Itron, Inc., 7.75%, 5/15/12                            13,640,483
                                                                    --------------
                                                                    $   63,416,083
                                                                    --------------
                 Technology Distributors - 1.4%
 41,883,000      Anixter International Corp., 5.95%, 3/1/15         $   39,370,020
 19,327,000      Arrow Electronic, Inc., 7.5%, 1/15/27                  20,824,688
                                                                    --------------
                                                                    $   60,194,708
                                                                    --------------
                 Total Technology Hardware & Equipment              $  151,240,881
                                                                    --------------
                 Utilities - 5.2%
                 Electric Utilities - 1.9%
  7,808,000      Allegheny Energy Supply, 7.8%, 3/15/11             $    8,256,960
 62,255,000      Allegheny Energy Supply, 8.25%, 4/15/12 (144A)         67,546,673
  8,400,000      Allegheny Generating Co., 6.875%, 9/1/23                8,400,000
    153,000      CMS Energy Corp., 7.5%, 1/15/09                           157,399
                                                                    --------------
                                                                    $   84,361,032
                                                                    --------------

26    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                               Value
               Independent Power Producer & Energy Traders - 1.5%
 4,000,000     NRG Energy, Inc., 7.25%, 2/1/14                  $    4,140,000
59,544,000     NRG Energy, Inc., 7.375%, 1/15/17                    61,702,470
                                                                --------------
                                                                $   65,842,470
                                                                --------------
               Multi-Utilities - 1.8%
54,890,000     CMS Energy Corp., 7.75%, 8/1/10                  $   58,183,400
23,120,000     CMS Energy Corp., 6.875%, 12/15/15                   24,044,800
                                                                --------------
                                                                $   82,228,200
                                                                --------------
               Total Utilities                                  $  232,431,702
                                                                --------------
               TOTAL CORPORATE BONDS
                 (Cost $2,528,772,690)                          $2,547,861,424
                                                                --------------
               SENIOR FLOATING RATE LOAN INTERESTS - 0.7%
               Health Care Equipment & Services - 0.5%
               Health Care Facilities - 0.5%
24,710,000     Community Health Systems, Inc., Senior
                 Unsecured Loan, 4.0%, 4/19/08                  $   24,648,225
                                                                --------------
               Insurance - 0.1%
               Insurance Brokers - 0.1%
 5,550,000     USI Holdings Corp., Tranche B Term Loan,
                 2.75%, 4/30/14                                 $    5,550,000
                                                                --------------
               Technology Hardware & Equipment - 0.1%
               Electronic Equipment & Instruments - 0.1%
 1,250,000     Itron, Inc., Dollar Term Loan, 2.0%, 4/18/14     $    1,250,000
                                                                --------------
               TOTAL SENIOR FLOATING RATE LOAN INTERESTS
               (Cost $31,510,000)                               $   31,448,225
                                                                --------------
               TEMPORARY CASH INVESTMENTS - 4.4%
               Commercial Paper - 3.3%
75,000,000     Banco Bilbao Vizcaya, 5.32%, 5/1/07 (144A)       $   75,000,000
75,000,000     Rabobank U.S.A., 5.29%, 5/1/07                       75,000,000
                                                                --------------
                                                                $  150,000,000
                                                                --------------
               Security Lending Collateral - 1.1%
48,993,807     Securities Lending Investment Fund, 5.22%        $   48,993,807
                                                                --------------
               TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $198,993,807)                            $  198,993,807
                                                                --------------

The accompanying notes are an integral part of these financial statements.   27

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

                                                            Value
       TOTAL INVESTMENT IN SECURITIES - 100.6%
       (Cost $4,133,440,923) (a)                   $4,509,981,408
                                                   --------------
       OTHER ASSETS AND LIABILITIES - (0.6)%       $  (26,842,888)
                                                   --------------
       TOTAL NET ASSETS - 100.0%                   $4,483,138,520
                                                   ==============

*      Non-income producing security.

+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2007, the value of these securities amounted to $695,570,205 or 15.5% of total net assets.

(a) At April 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,135,620,800 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $460,651,674
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (86,291,066)
                                                                                ------------
       Net unrealized gain                                                      $374,360,608
                                                                                ============

(b)   At April 30, 2007, the following securities were out on loan:

       Shares      Security                                             Value
    1,029,100      Abitibi-Consolidated, Inc.                     $ 2,706,533
      511,170      Texas Industries, Inc.                          38,935,819
       60,000      FEI Co.*                                         2,232,000
       94,500      PDL BioPharma, Inc.*                             2,387,070

    Principal
       Amount
     $185,000      Millennium Chemicals, Inc., 4.0%, 11/15/23         448,085
                                                                  -----------
                   Total                                          $46,709,507
                                                                  ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2007 aggregated $549,261,912 and $1,197,267,418, respectively.

28    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $46,709,507)
   (cost $4,076,026,788)                                          $4,449,708,895
  Investment in securities of affiliated issuers, at value
   (cost $57,414,135)                                                 60,272,513
                                                                  --------------
     Total investment in securities (cost of $4,133,440,923)       4,509,981,408
  Cash                                                                21,016,719
  Receivables -
   Fund shares sold                                                    4,761,318
   Dividends, interest and foreign taxes withheld                     63,686,450
  Other                                                                  211,927
                                                                  --------------
     Total assets                                                 $4,599,657,822
                                                                  --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                $   34,192,165
   Fund shares repurchased                                            26,929,429
   Dividends                                                           4,819,034
   Upon return of securities loaned                                   48,993,807
  Due to affiliates                                                    1,429,715
  Accrued expenses                                                       155,152
                                                                  --------------
     Total liabilities                                            $  116,519,302
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $4,057,537,645
  Distributions in excess of net investment income                      (495,848)
  Accumulated net realized gain on investments                        49,556,238
  Net unrealized gain on investments                                 376,540,485
                                                                  --------------
     Total net assets                                             $4,483,138,520
                                                                  ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,980,844,058/175,293,705 shares)            $        11.30
                                                                  ==============
  Class B (based on $955,520,013/84,161,294 shares)               $        11.35
                                                                  ==============
  Class C (based on $1,121,566,260/97,843,034 shares)             $        11.46
                                                                  ==============
  Class R (based on $83,072,885/6,638,444 shares)                 $        12.51
                                                                  ==============
  Class Y (based on $342,135,304/30,339,866 shares)               $        11.28
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.30 [divided by] 95.5%)                             $        11.83
                                                                  ==============

The accompanying notes are an integral part of these financial statements.   29

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/07

INVESTMENT INCOME:
  Interest (including income from affiliated issuers of
   $1,295,882)                                              $123,578,814
  Dividends (net of foreign taxes withheld of $6,691)         11,745,802
  Income from securities loaned, net                              52,658
                                                            ------------
     Total investment income                                                   $135,377,274
                                                                               ------------
EXPENSES:
  Management fees                                           $ 14,509,161
  Transfer agent fees and expenses
   Class A                                                     2,155,319
   Class B                                                     1,016,021
   Class C                                                     1,141,034
   Investor Class                                                  5,948
   Class R                                                        39,757
   Class Y                                                       117,888
  Distribution fees
   Class A                                                     2,664,025
   Class B                                                     5,079,553
   Class C                                                     5,954,360
   Class R                                                       182,494
  Administrative reimbursements                                  518,103
  Custodian fees                                                  64,778
  Registration fees                                               34,235
  Professional fees                                               69,180
  Printing expense                                               135,406
  Interest expense                                                28,817
  Fees and expenses of nonaffiliated trustees                     44,139
  Miscellaneous                                                  225,796
                                                            ------------
     Total expenses                                                            $ 33,986,014
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                                (93)
     Less fees paid indirectly                                                     (161,543)
                                                                               ------------
     Net expenses                                                              $ 33,824,378
                                                                               ------------
       Net investment income                                                   $101,552,896
                                                                               ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                             $ 56,938,764
                                                                               ------------
  Change in net unrealized gain on investments                                 $227,050,797
                                                                               ------------
   Net gain on investments                                                     $283,989,561
                                                                               ------------
   Net increase in net assets resulting from operations                        $385,542,457
                                                                               ============

30   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/07 and the Year Ended 10/31/06

                                                         Six Months Ended
                                                             4/30/07           Year Ended
                                                           (unaudited)          10/31/06
FROM OPERATIONS:
Net investment income                                   $    101,552,896    $    246,396,137
Net realized gain on investments                              56,938,764         211,953,697
Change in net unrealized gain on investments                 227,050,797          22,152,538
                                                        ----------------    ----------------
   Net increase in net assets resulting from
     operations                                         $    385,542,457    $    480,502,372
                                                        ----------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.26 and $0.57 per share, respectively)    $    (49,675,228)   $   (125,034,471)
   Class B ($0.22 and $0.49 per share, respectively)         (20,022,593)        (53,837,819)
   Class C ($0.22 and $0.50 per share, respectively)         (23,575,982)        (65,018,711)
   Investor Class ($0.09 and $0.59 per share,
     respectively)                                              (105,273)         (1,069,934)
   Class R ($0.28 and $0.61 per share, respectively)          (1,484,847)         (1,890,263)
   Class Y ($0.27 and $0.61 per share, respectively)          (7,802,510)        (11,978,882)
Net realized gain:
   Class A ($0.49 and $0.52 per share, respectively)         (94,640,900)       (120,779,759)
   Class B ($0.49 and $0.52 per share, respectively)         (45,717,585)        (60,688,250)
   Class C ($0.49 and $0.52 per share, respectively)         (52,851,180)        (74,466,450)
   Investor Class ($0.49 and $0.52 per share,
     respectively)                                              (798,668)           (986,067)
   Class R ($0.49 and $0.52 per share, respectively)          (2,236,447)         (1,345,095)
   Class Y ($0.49 and $0.52 per share, respectively)         (12,096,521)         (8,664,467)
                                                        ----------------    ----------------
     Total distributions to shareowners                 $   (311,007,734)   $   (525,760,168)
                                                        ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $    414,019,869    $  1,040,805,166
Reinvestment of distributions                                220,477,534         354,718,288
Cost of shares repurchased                                (1,067,887,431)     (2,269,145,137)
                                                        ----------------    ----------------
   Net decrease in net assets resulting from
     Fund share transactions                            $   (433,390,028)   $   (873,621,683)
                                                        ----------------    ----------------
   Net decrease in net assets                           $   (358,855,305)   $   (918,879,479)
                                                        ----------------    ----------------
NET ASSETS:
Beginning of period                                     $  4,841,993,825    $  5,760,873,304
                                                        ----------------    ----------------
End of period                                           $  4,483,138,520    $  4,841,993,825
                                                        ================    ================
Undistributed (distributions in excess of) net
  investment income                                     $       (495,848)   $        617,689
                                                        ================    ================

The accompanying notes are an integral part of these financial statements.   31

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                   '07 Shares        '07 Amount        '06 Shares         '06 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                         19,993,045    $  221,306,265        54,778,751    $    598,389,098
Reinvestment of distributions       10,617,313       115,937,321        17,571,499         190,085,896
Conversion from Investor
  Class Shares                       1,667,285        18,173,410                 -                   -
Less shares repurchased            (54,045,791)     (600,395,020)     (106,634,661)     (1,160,605,029)
                                   -----------    --------------      ------------    ----------------
   Net decrease                    (21,768,148)   $ (244,978,024)      (34,284,411)   $   (372,130,035)
                                   ===========    ==============      ============    ================
CLASS B
Shares sold                          1,912,799    $   21,204,594         5,208,484    $     57,106,524
Reinvestment of distributions        3,471,838        38,044,316         5,835,462          63,321,078
Less shares repurchased            (16,411,899)     (183,045,315)      (33,800,615)       (369,511,570)
                                   -----------    --------------      ------------    ----------------
   Net decrease                    (11,027,262)   $ (123,796,405)      (22,756,669)   $   (249,083,968)
                                   ===========    ==============      ============    ================
CLASS C
Shares sold                          4,333,165    $   48,515,771        18,240,250    $    202,115,710
Reinvestment of distributions        4,310,811        47,718,966         7,428,095          81,371,480
Less shares repurchased            (21,394,085)     (240,971,781)      (58,186,382)       (641,487,582)
                                   -----------    --------------      ------------    ----------------
   Net decrease                    (12,750,109)   $ (144,737,044)      (32,518,037)   $   (358,000,392)
                                   ===========    ==============      ============    ================
INVESTOR CLASS
Shares sold                                  -    $            -                 -    $              -
Reinvestment of distributions           67,369           731,731           143,372           1,550,188
Conversion to Class A Shares        (1,667,712)      (18,173,410)                -                   -
Less shares repurchased                (67,108)         (740,356)         (394,020)         (4,279,839)
                                   -----------    --------------      ------------    ----------------
   Net decrease                     (1,667,451)   $  (18,182,035)         (250,648)   $     (2,729,651)
                                   ===========    ==============      ============    ================
CLASS R
Shares sold                          2,327,365    $   28,489,540         3,007,748    $     36,164,362
Reinvestment of distributions          281,559         3,413,127           244,099           2,919,973
Less shares repurchased               (384,321)       (4,701,276)       (1,230,294)        (14,773,932)
                                   -----------    --------------      ------------    ----------------
   Net increase                      2,224,603    $   27,201,391         2,021,553    $     24,310,403
                                   ===========    ==============      ============    ================
CLASS Y
Shares sold                          8,574,925    $   94,503,699        13,540,017    $    147,029,472
Reinvestment of distributions        1,341,382        14,632,073         1,429,919          15,469,673
Less shares repurchased             (3,436,368)      (38,033,683)       (7,266,096)        (78,487,185)
                                   -----------    --------------      ------------    ----------------
   Net increase                      6,479,939    $   71,102,089         7,703,840    $     84,011,960
                                   ===========    ==============      ============    ================

32   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended            Year
                                                               4/30/07           Ended
                                                             (unaudited)       10/31/06
CLASS A
Net asset value, beginning of period                         $    11.13       $    11.18
                                                             ----------       ----------
Increase (decrease) from investment operations:
 Net investment income                                       $     0.26       $     0.55
 Net realized and unrealized gain (loss) on investments            0.66             0.49
                                                             ---------        ----------
  Net increase (decrease) from investment operations         $     0.92       $     1.04
Distributions to shareowners:
 Net investment income                                            (0.26)           (0.57)
 Net realized gain                                                (0.49)           (0.52)
                                                             ---------        ----------
Net increase (decrease) in net asset value                   $     0.17       $    (0.05)
                                                             ---------        ----------
Net asset value, end of period                               $    11.30       $    11.13
                                                             ==========       ==========
Total return*                                                      8.56%            9.98%
Ratio of net expenses to average net assets+                       1.12%**          1.11%
Ratio of net investment income to average net assets+              4.63%**          5.02%
Portfolio turnover rate                                              24%**            19%
Net assets, end of period (in thousands)                     $1,980,844       $2,192,694
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.12%**          1.11%
 Net investment income                                             4.63%**          5.02%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.11%**          1.10%
 Net investment income                                             4.64%**          5.03%

                                                               Year           Year           Year            Year
                                                               Ended          Ended          Ended          Ended
                                                             10/31/05       10/31/04       10/31/03        10/31/02
CLASS A
Net asset value, beginning of period                        $    11.73     $    11.59     $     9.14      $    10.41
                                                            ----------     ----------     ----------      ----------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.59     $     0.66     $     0.80      $     0.96
 Net realized and unrealized gain (loss) on investments          (0.20)          0.24           2.45           (1.24)
                                                            ----------     ----------     ----------      ----------
  Net increase (decrease) from investment operations        $     0.39     $     0.90     $     3.25      $    (0.28)
Distributions to shareowners:
 Net investment income                                           (0.54)         (0.69)         (0.79)          (0.99)
 Net realized gain                                               (0.40)         (0.07)         (0.01)              -
                                                            ----------     ----------     ----------      ----------
Net increase (decrease) in net asset value                  $    (0.55)    $     0.14     $     2.45      $    (1.27)
                                                            ----------     ----------     ----------      ----------
Net asset value, end of period                              $    11.18     $    11.73     $    11.59      $     9.14
                                                            ==========     ==========     ==========      ==========
Total return*                                                     3.49%          7.98%         36.83%          (3.53)%
Ratio of net expenses to average net assets+                      1.06%          1.02%          1.06%           1.03%
Ratio of net investment income to average net assets+             5.30%          5.63%          7.30%           9.20%
Portfolio turnover rate                                             24%            44%            38%             29%
Net assets, end of period (in thousands)                    $2,585,620     $3,512,328     $3,268,359      $1,260,074
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.06%          1.02%          1.06%           1.10%
 Net investment income                                            5.30%          5.63%          7.30%           9.13%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.06%          1.02%          1.06%           1.03%
 Net investment income                                            5.30%          5.63%          7.30%           9.20%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended           Year
                                                              4/30/07          Ended
                                                            (unaudited)      10/31/06
CLASS B
Net asset value, beginning of period                         $  11.18       $    11.22
                                                             --------       ----------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.21       $     0.47
 Net realized and unrealized gain (loss) on investments          0.67             0.50
                                                             --------       ----------
  Net increase (decrease) from investment operations         $   0.88       $     0.97
Distributions to shareowners:
 Net investment income                                          (0.22)           (0.49)
 Net realized gain                                              (0.49)           (0.52)
                                                             --------       ----------
Net increase (decrease) in net asset value                   $   0.17       $    (0.04)
                                                             --------       ----------
Net asset value, end of period                               $  11.35       $    11.18
                                                             ========       ==========
Total return*                                                    8.14%            9.25%
Ratio of net expenses to average net assets+                     1.86%**          1.84%
Ratio of net investment income to average net assets+            3.89%**          4.30%
Portfolio turnover                                                 24%**            19%
Net assets, end of period (in thousands)                     $955,520       $1,063,908
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.86%**          1.84%
 Net investment income                                           3.89%**          4.30%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.86%**          1.83%
 Net investment income                                           3.89%**          4.31%

                                                               Year           Year           Year           Year
                                                               Ended          Ended          Ended         Ended
                                                             10/31/05       10/31/04       10/31/03       10/31/02
CLASS B
Net asset value, beginning of period                        $    11.78     $    11.63     $     9.16      $  10.45
                                                            ----------     ----------     ----------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.51     $     0.57     $     0.72      $   0.88
 Net realized and unrealized gain (loss) on investments          (0.21)          0.25           2.47         (1.25)
                                                            ----------     ----------     ----------      --------
  Net increase (decrease) from investment operations        $     0.30     $     0.82     $     3.19      $  (0.37)
Distributions to shareowners:
 Net investment income                                           (0.46)         (0.60)         (0.71)        (0.92)
 Net realized gain                                               (0.40)         (0.07)         (0.01)            -
                                                            ----------     ----------     ----------      --------
Net increase (decrease) in net asset value                  $    (0.56)    $     0.15     $     2.47      $  (1.29)
                                                            ----------     ----------     ----------      --------
Net asset value, end of period                              $    11.22     $    11.78     $    11.63      $   9.16
                                                            ==========     ==========     ==========      ========
Total return*                                                     2.61%          7.22%         35.94%        (4.20)%
Ratio of net expenses to average net assets+                      1.83%          1.79%          1.85%         1.80%
Ratio of net investment income to average net assets+             4.54%          4.87%          6.58%         8.43%
Portfolio turnover                                                  24%            44%            38%           29%
Net assets, end of period (in thousands)                    $1,323,749     $1,778,848     $1,868,749      $896,904
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.83%          1.79%          1.85%         1.87%
 Net investment income                                            4.54%          4.87%          6.58%         8.37%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.83%          1.79%          1.85%         1.79%
 Net investment income                                            4.54%          4.87%          6.58%         8.44%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended            Year
                                                               4/30/07           Ended
                                                             (unaudited)       10/31/06
CLASS C
Net asset value, beginning of period                         $    11.28       $    11.32
                                                             ----------       ----------
Increase (decrease) from investment operations:
 Net investment income                                       $     0.22       $     0.48
 Net realized and unrealized gain (loss) on investments            0.67             0.50
                                                             ----------       ----------
  Net increase (decrease) from investment operations         $     0.89       $     0.98
Distributions to shareowners:
 Net investment income                                            (0.22)           (0.50)
 Net realized gain                                                (0.49)           (0.52)
                                                             ----------       ----------
Net increase (decrease) in net asset value                   $     0.18       $    (0.04)
                                                             ----------       ----------
Net asset value, end of period                               $    11.46       $    11.28
                                                             ==========       ==========
Total return*                                                      8.18%            9.22%
Ratio of net expenses to average net assets+                       1.86%**          1.82%
Ratio of net investment income to average net assets+              3.89%**          4.33%
Portfolio turnover rate                                              24%**            19%
Net assets, end of period (in thousands)                     $1,121,566       $1,247,550
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.86%**          1.82%
 Net investment income                                             3.89%**          4.33%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.85%**          1.81%
 Net investment income                                             3.90%**          4.34%

                                                               Year           Year           Year           Year
                                                               Ended          Ended          Ended         Ended
                                                             10/31/05       10/31/04       10/31/03       10/31/02
CLASS C
Net asset value, beginning of period                        $    11.88     $    11.73     $     9.25      $  10.55
                                                            ----------     ----------     ----------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.51     $     0.58     $     0.72      $   0.90
 Net realized and unrealized gain (loss) on investments          (0.20)          0.25           2.47         (1.27)
                                                            ----------     ----------     ----------      --------
  Net increase (decrease) from investment operations        $     0.31     $     0.83     $     3.21      $  (0.37)
Distributions to shareowners:
 Net investment income                                           (0.47)         (0.61)         (0.72)        (0.93)
 Net realized gain                                               (0.40)         (0.07)         (0.01)            -
                                                            ----------     ----------     ----------      --------
Net increase (decrease) in net asset value                  $    (0.56)    $     0.15     $     2.48      $  (1.30)
                                                            ----------     ----------     ----------      --------
Net asset value, end of period                              $    11.32     $    11.88     $    11.73      $   9.25
                                                            ==========     ==========     ==========      ========
Total return*                                                     2.65%          7.20%         35.77%        (4.27)%
Ratio of net expenses to average net assets+                      1.81%          1.77%          1.82%         1.77%
Ratio of net investment income to average net assets+             4.56%          4.89%          6.53%         8.45%
Portfolio turnover rate                                             24%            44%            38%           29%
Net assets, end of period (in thousands)                    $1,620,355     $2,430,736     $2,413,415      $946,866
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.81%          1.77%          1.82%         1.83%
 Net investment income                                            4.56%          4.89%          6.53%         8.39%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.81%          1.77%          1.82%         1.75%
 Net investment income                                            4.56%          4.89%          6.53%         8.46%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 11/1/06 to       Year
                                                12/10/06 (c)     Ended      12/10/04 to
                                                 (unaudited)    10/31/06    10/31/05 (a)
INVESTOR CLASS
Net asset value, beginning of period              $ 11.12       $ 11.17      $ 11.50
                                                  -------       -------      -------
Increase (decrease) from investment
  operations:
  Net investment income                           $  0.09       $  0.57      $  0.56
  Net realized and unrealized gain (loss)
   on investments                                    0.27          0.49        (0.35)
                                                  -------       -------      -------
   Net increase from investment
     operations                                   $  0.36       $  1.06      $  0.21
Distributions to shareowners:
  Net investment income                             (0.09)        (0.59)       (0.49)
  Net realized gain                                 (0.49)        (0.52)       (0.05)
                                                  -------       -------      -------
Net decrease in net asset value                   $ (0.22)      $ (0.05)     $ (0.33)
                                                  -------       -------      -------
Net asset value, end of period                    $ 10.90       $ 11.12      $ 11.17
                                                  =======       =======      =======
Total return*                                        2.98%        10.20%        1.88%(b)
Ratio of net expenses to average
  net assets+                                        0.97%**       0.88%        0.83%**
Ratio of net investment income to average
  net assets+                                        4.91%**       5.25%        5.57%**
Portfolio turnover rate                                24%**         19%          24%**
Net assets, end of period (in thousands)                -       $18,547      $21,425
Ratios with no waiver of management fees
  by PIM and no reduction for fees paid
  indirectly:
  Net expenses                                       0.97%**       0.88%        0.83%**
  Net investment income                              4.91%**       5.25%        5.57%**
Ratios with waiver of management fees by
  PIM and reduction for fees paid indirectly:
  Net expenses                                       0.92%**       0.87%        0.83%**
  Net investment income                              4.96%**       5.26%        5.57%**

(a)  Investor class shares were first publicly offered on December 10, 2004.
(b)  Not annualized.
(c)  On December 10, 2006, Investor Class shares converted to Class A shares.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

36    The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended         Year        Year       Year
                                                              4/30/07       Ended       Ended       Ended      4/1/03 (a)
                                                            (unaudited)    10/31/06    10/31/05   10/31/04     to 10/31/03
CLASS R
Net asset value, beginning of period                         $ 12.28       $ 12.29     $ 12.88    $ 12.66      $  11.18
                                                             -------       -------     -------    -------      --------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.28       $  0.56     $  0.66    $  0.71      $   0.44
 Net realized and unrealized gain (loss) on investments         0.72          0.56       (0.28)      0.29          1.46
                                                             -------       -------     -------    -------      --------
  Net increase from investment operations                    $  1.00       $  1.12     $  0.38    $  1.00      $   1.90
Distributions to shareowners:
 Net investment income                                         (0.28)        (0.61)      (0.57)     (0.71)        (0.41)
 Net realized gain                                             (0.49)        (0.52)      (0.40)     (0.07)        (0.01)
                                                             -------       -------     -------    -------      --------
Net increase (decrease) in net asset value                   $  0.23       $ (0.01)    $ (0.59)   $  0.22      $   1.48
                                                             -------       -------     -------    -------      --------
Net asset value, end of period                               $ 12.51       $ 12.28     $ 12.29    $ 12.88      $  12.66
                                                             =======       =======     =======    =======      ========
Total return*                                                   8.38%         9.67%       3.04%      8.06%        17.27%(b)
Ratio of net expenses to average net assets+                    1.33%**       1.45%       1.29%      1.25%         1.17%**
Ratio of net investment income to average net assets+           4.41%**       4.60%       5.12%      5.23%         6.48%**
Portfolio turnover rate                                           24%**         19%         24%        44%           38%
Net assets, end of period (in thousands)                     $83,073       $54,188     $29,410    $ 6,976      $    203
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.33%**       1.45%       1.29%      1.25%         1.17%**
 Net investment income                                          4.41%**       4.60%       5.12%      5.23%         6.48%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(b)  Not annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended          Year
                                                              4/30/07         Ended
                                                            (unaudited)     10/31/06
CLASS Y
Net asset value, beginning of period                         $  11.11       $  11.16
                                                             --------       --------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.27       $   0.59
 Net realized and unrealized gain (loss) on investments          0.66           0.49
                                                             --------       --------
  Net increase (decrease) from investment operations         $   0.93       $   1.08
Distributions to shareowners:
 Net investment income                                          (0.27)         (0.61)
 Net realized gain                                              (0.49)         (0.52)
                                                             --------       --------
Net increase (decrease) in net asset value                   $   0.17       $  (0.05)
                                                             --------       --------
Net asset value, end of period                               $  11.28       $  11.11
                                                             ========       ========
Total return*                                                   8.81%          10.43%
Ratio of net expenses to average net assets+                    0.74%**         0.68%
Ratio of net investment income to average net assets+           5.00%**         5.39%
Portfolio turnover rate                                           24%**           19%
Net assets, end of period (in thousands)                     $342,135       $265,107
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                   0.74%**         0.68%
 Net investment income                                          5.00%**         5.39%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                   0.74%**         0.68%
 Net investment income                                          5.00%**         5.39%

                                                              Year         Year         Year         Year
                                                              Ended        Ended        Ended       Ended
                                                            10/31/05     10/31/04     10/31/03     10/31/02
CLASS Y
Net asset value, beginning of period                        $  11.70     $  11.56     $   9.12     $ 10.39
                                                            --------     --------     --------     -------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.65     $   0.70     $   0.85     $  0.97
 Net realized and unrealized gain (loss) on investments        (0.21)        0.24         2.43       (1.22)
                                                            --------     --------     --------     -------
  Net increase (decrease) from investment operations        $   0.44     $   0.94     $   3.28     $ (0.25)
Distributions to shareowners:
 Net investment income                                         (0.58)       (0.73)       (0.83)      (1.02)
 Net realized gain                                             (0.40)       (0.07)       (0.01)          -
                                                            --------     --------     --------     -------
Net increase (decrease) in net asset value                  $  (0.54)    $   0.14     $   2.44     $ (1.27)
                                                            --------     --------     --------     -------
Net asset value, end of period                              $  11.16     $  11.70     $  11.56     $  9.12
                                                            ========     ========     ========     =======
Total return*                                                   3.92%        8.37%       37.26%      (3.14)%
Ratio of net expenses to average net assets+                    0.70%        0.67%        0.71%       0.71%
Ratio of net investment income to average net assets+           5.67%        5.99%        7.45%       9.59%
Portfolio turnover rate                                           24%          44%          38%         29%
Net assets, end of period (in thousands)                    $180,314     $152,322     $171,517     $29,740
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                   0.70%        0.67%        0.71%       0.78%
 Net investment income                                          5.67%        5.99%        7.45%       9.53%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                   0.70%        0.67%        0.71%       0.70%
 Net investment income                                          5.67%        5.99%        7.45%       9.61%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer High Yield Fund (the Fund), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. As planned, on December 10, 2006, Investor Class Shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectuses. Please refer to those documents when considering the Fund's risks. The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At April 30, 2007 there were no securities fair valued. Temporary cash investments are valued at either amortized cost or net asset value.

     All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                    2006
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                                               $294,178,621
  Long-Term Capital Gain                                         231,581,547
                                                                ------------
    Total                                                       $525,760,168
                                                                ============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2006.

--------------------------------------------------------------------------------
                                                                    2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $ 19,711,182
  Undistributed long-term gain                                   197,371,249
  Capital loss carryforward                                       (7,171,625)
  Dividend payable                                                (6,154,465)
  Unrealized appreciation                                        147,309,811
                                                                ------------
    Total                                                       $351,066,152
                                                                ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, interest accruals on preferred stocks and REIT holdings.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $60,579 in underwrit-

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     ing commissions on the sale of Class A shares during the six months ended April 30, 2007.

D.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution fees.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% on assets over $10 billion. For the six months ended April 30, 2007, the management fee was equivalent to a rate of 0.62% of average daily net assets.

Through December 10, 2006, PIM has contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.90% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2007, approximately $237,136 was payable to PIM related to

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $934,115 in transfer agent fees payable to PIMSS at April 30, 2007.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A Shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $258,464 in distribution fees payable to PFD at April 30, 2007.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2007, $2,062,244 in CDSCs were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended April 30, 2007, the Fund's expenses were reduced by $161,543 under such arrangements.

6. Line of Credit Facility

The Fund has a $225 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $225 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the six months ended April 30, 2007, the average daily amount of borrowings outstanding during the period was $989,503. The related weighted average annualized interest rate for the period was 5.79%, and the total interest expense on such borrowings was $28,817. As of April 30, 2007, there were no borrowings outstanding.

7. Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. The following table also summarizes transactions with affiliates of the Fund as of, and for the six months ended April 30, 2007:

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                           Purchases    Sales of
                                             Principal    of Shares/    Shares/
                                            Balance at     Principal   Principal
                Affiliates                   10/31/06       Amount       Amount
---------------------------------------------------------------------------------
McMoran Exploration CV, 6.0%, 7/2/08       $25,770,000        $ -     $ -
Wabash National Corp. CV, 3.25%, 8/1/08     31,350,000          -       -
                                           -----------        ---     ---
Totals                                     $57,120,000        $ -     $ -
                                           ===========        ===     ===

                                            Realized
                                              Gain                     Principal
                                           (Loss) on     Interest      Amount at      Value at
                Affiliates                   Sales        Income        4/30/07        4/30/07
-------------------------------------------------------------------------------------------------
McMoran Exploration CV, 6.0%, 7/2/08      $ -          $  786,262    $25,770,000    $28,765,763
Wabash National Corp. CV, 3.25%, 8/1/08     -             509,620     31,350,000     31,506,750
                                          ---          ----------    -----------    -----------
Totals                                    $ -          $1,295,882    $57,120,000    $60,272,513
                                          ===          ==========    ===========    ===========

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than October 31, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and two indices considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares,
(v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five year periods for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group considered appropriate by the Independent Trustees for this purpose and the Merrill Lynch (ML) High Yield Master II Index and the Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality). The Fund's performance, based upon total return, was in the second quintile of its Morningstar category peer group for the 12 months ended June 30, 2006, in the third quintile of the peer group for the three years ended June 30, 2006 and in the second quintile of the peer group for the five years ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before deduction of expenses, compared to the yield of the indices. The Trustees, focusing on three-year total returns, concluded that the performance of the Fund was satisfactory.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the fourth quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, because of break points at future asset levels, any perceived or potential economies of scale would be shared between Fund's shareowners and the Investment Adviser in a reasonable manner as the Fund grows in size.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                1-800-225-4240


Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site:                                  www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 29, 2007

* Print the name and title of each signing officer under his or her signature.